Revenue Contract Balances (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Changes in Contract Liabilities [Roll Forward]
Dec. 31, 2017	$ 62
Consideration received	10
Dec. 31, 2018	87
IFRS 15
Changes in Contract Liabilities [Roll Forward]
Dec. 31, 2017	62
IFRS 15 transition adjustment	17
Amounts transferred to revenue included in opening balance	(10)
Consideration received	13
Increases due to interest accrued and expensed during the period	6
Amounts transferred to payables	(1)
Dec. 31, 2018	$ 87